Goodwill And Other Intangible Assets Goodwill and Other Intangible Assets Schedule of Expected Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 90
Finite-Lived Intangible Assets, Amortization Expense, Year Two	95
Finite-Lived Intangible Assets, Amortization Expense, Year Three	101
Finite-Lived Intangible Assets, Amortization Expense, Year Four	93
Finite-Lived Intangible Assets, Amortization Expense, Year Five	87
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 410